DEBT (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2011	2010
Total long-term debt due to third parties	691,549	787,178
Total long-term debt due to related parties	80,000	10,000
Total long-term debt (including related parties)	771,549	797,178
Less: current portion of long-term debt due to third parties and related parties	(64,306)	(105,629)
Long-term debt (including related parties)	707,243	691,549

Future repayments of outstanding debt (including related parties)
The outstanding debt (including related parties) as of December 31, 2011 is repayable as follows:

Year ending December 31,
(in thousands of $)
2012	64,306
2013	144,923
2014	130,213
2015	157,382
2016	32,650
2017 and thereafter	242,075
Total	771,549

Components of debt
At December 31, 2011, the Company's debt was as follows:

(in thousands of $)		Maturity date
World Shipholding facility (a related party)	80,000	2013
Mazo facility	38,932	2013
Golar Maria facility	94,525	2014
Golar Arctic facility	101,250	2015
Golar Viking facility	95,200	2017
Golar LNG Partners credit facility	257,500	2018
Golar Freeze facility	104,142	2018
	771,549